September 9, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Restoration Hardware Holdings, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Restoration Hardware Holdings, Inc., a Delaware corporation (the “Company”) we transmit herewith for filing a Registration Statement on Form S-1. We note that the applicable registration fee was previously sent by the Company to the Securities and Exchange Commission by wire transfer.

If you have any questions in connection with this filing, please do not hesitate to contact either Stewart McDowell of Gibson Dunn & Crutcher, LLP at (415) 393-8322, or Gavin Grover of Morrison & Foerster LLP at (415) 268-7113. E-mail correspondence may be sent to the individuals listed above at smcdowell@gibsondunn.com and ggrover@mofo.com, respectively.

Sincerely,

/s/ Stewart McDowell, Esq.	/s/ Gavin B. Grover, Esq.

Cc:	Steven R. Shoemate (sshoemate@gibsondunn.com)
John M. Rafferty, Esq. (jrafferty@mofo.com)
Andrew D. Thorpe, Esq. (athorpe@mofo.com)

Enclosures